Other Long-Term Loan (Details) - Schedule of composition - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of composition [Abstract]
Loan from PortXL Netherlands B.V.	$ 128	$ 129
Less - current maturities	(32)
Total long-term loan	$ 96	$ 129